STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)	TPG Pace Solutions Preferred Units	TPG Pace Solutions Common Units Class A common units	TPG Pace Solutions Common Units Class F Ordinary Shares	TPG Pace Solutions Additional Paid-In Capital	TPG Pace Solutions Accumulated Deficit	TPG Pace Solutions	Total
Balance at the end at Sep. 30, 2021						$ 285,000,000
Balance at the end at Sep. 30, 2021		$ 77	$ 317		$ (10,967,034)	(10,966,007)
Redeemable Convertible Preferred Units
Issuance of redeemable convertible preferred units, net of issuance costs						100,000
Balance at the beginning at Jan. 03, 2021	$ 0	$ 0	$ 0	$ 0	0	0
Balance at the beginning (in shares) at Jan. 03, 2021	0	0	0
Equity
Sale of Class F ordinary shares to Sponsor on January 8, 2021 at $0.001 per share			$ 2,000	23,000		25,000
Sale of Class F ordinary shares to Sponsor on January 8, 2021 at $0.001 per share (In Shares)			20,000,000
Net income (loss)					(8,770)	(8,770)
Balance at the end at Jan. 08, 2021			$ 2,000	$ 23,000	(8,770)	16,230
Balance at the end (in shares) at Jan. 08, 2021			20,000,000
Balance at the end at Sep. 30, 2021						285,000,000
Balance at the beginning at Jun. 30, 2021		$ 77	$ 317		(9,468,267)	(9,467,240)
Balance at the end at Sep. 30, 2021		$ 77	$ 317		$ (10,967,034)	$ (10,966,007)